Lease liabilities	9 Months Ended
May 31, 2026
Lease liabilities
Lease liabilities

13. Lease liabilities

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	7,005,591	192,566
Additions	3,843,602	87,604
Repayment	(1,602,071)	(492,496)
Interest on lease liability	535,308	41,478
Lease termination	(291,004)	(34,926)
Reclassification to accounts payable	(574,018)	—
Business acquisition	—	7,213,676
Currency translation	1,273	(2,311)
Closing balance	8,918,681	7,005,591

Current	2,528,280	1,666,853
Non-current	6,390,401	5,338,738
	8,918,681	7,005,591

Future undiscounted lease payments as at May 31, 2026 are as follows:

$
Less than one year	3,167,357
One to five years	7,097,383
10,264,740

Included in rent expense for the three-month and nine-month periods ended May 31, 2026 were $328,167 and $987,555 respectively of short-term lease expense [May 31, 2025 – $108,954 and $331,360 respectively]. As at May 31, 2026, the lease liabilities have a weighted average interest rate of 8.21% [August 31, 2025 – 7.93%).